FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
29.1 - Categories of financial instruments

	As of December 31, 2023
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	307,223
Investments
Mutual funds	13,570	—	—
Commercial Papers	2,500	—	—
Contribution to funds	—	—	1,833
Trade receivables	—	—	499,283
Other assets	—	—	35,841
Other receivables	—	—	17,474
Other financial assets
Convertible notes	9,110	—	—
Foreign exchange forward contracts	2,330	8,078	—
Equity instruments	—	29,354	—
Interest rate SWAP	852	—	—
Equity forward contract	—	558	—

	As of December 31, 2023
	FVTPL	FVTOCI	Amortized cost
Financial liabilities
Trade payables	—	—	119,477
Borrowings	—	—	159,107
Other financial liabilities (1)
Other financial liabilities related to business combinations	95,216	—	72,287
Foreign exchange forward contracts	308	3	—
Equity forward contract	—	1,167	—
Others	—	—	28
Lease liabilities	—	—	118,736
Other liabilities	—	—	896
(1) The Company recognized a put option liability for 75,813 (see note 3.13.3) related to the minority interest of GUT. Changes in the measurement of the redemption amount are recognized in the statements of changes in equity.

	As of December 31, 2022
	FVTPL	FVTOCI	Amortized cost
Financial assets
Cash and cash equivalents	—	—	292,457
Investments
Mutual funds	47,009	—	—
Contribution to funds	—	—	1,513
Bills issued by the Treasury Department of the U.S. ("T-Bills")	—	1,399	—
Trade receivables	—	—	424,810
Other assets	—	—	25,854
Other receivables	—	—	12,122
Other financial assets
Convertible notes	6,684	—	—
Foreign exchange forward contracts	552	2,957	—
Equity instruments	—	27,892	—
Interest rate SWAP	3,416	—	—
Others	—	—	6

Financial liabilities
Trade payables	—	—	91,313
Borrowings	—	—	3,699
Other financial liabilities
Foreign exchange forward contracts	2,004	1,571	—
Other financial liabilities related to business combinations	54,667	—	65,857
Put option on minority interest of Walmeric	—		9,386
Equity forward contract	—	3,886	—
Lease liabilities	—	—	135,138
Other liabilities	—	—	808
29.2 - Market risk

The Company is exposed to a variety of risks: market risk, including the effects of changes in foreign currency exchange rates and interest rates, and liquidity risk.

The Company's overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company's financial performance. The Company does not use derivative instruments to hedge its exposure to risks, apart from those mentioned in note 29.10 and 29.11.

29.3 - Foreign currency risk management

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise.

Except for the subsidiaries that have its local currency as functional currency, the functional currency of the Company and its subsidiaries is the U.S. dollar. In 2023, 72.27% of the Company's revenues are denominated in U.S. dollars. Because the majority of its personnel are located in Latin America, the Company incurs the majority of its operating expenses and capital expenditures in non-U.S. dollar currencies, primarily the Colombian peso, Mexican peso, Chilean peso, Peruvian sol, Uruguayan peso and Brazilian real. Operating expenses are also significantly incurred in Indian Rupee, Great Britain Pound and European Union Euros.

Foreign exchange sensitivity analysis

The Company is mainly exposed to Argentine pesos, Australian Dollar, Chilean pesos, Colombian pesos, Danish Krone, Indian rupees, European Union euros, Mexican pesos, Pounds sterling and Uruguayan pesos.

The following tables illustrate the Company's sensitivity to increases and decreases in the U.S. dollar against the relevant foreign currency. The following sensitivity analysis includes outstanding foreign currency denominated monetary items at December 31, 2023 and adjusts their translation at the year-end for changes in U.S. dollars against the relevant foreign currency.

			Gain/(loss)
Account	Currency	Amount	% Increase	Amount	% Decrease	Amount

Net balances	Argentine pesos	6,573	30%	(1,517)	10%	730
	Australian Dollar	(16,018)	10%	1,456	10%	(1,780)
	Chilean pesos	(191)	10%	17	10%	(21)
	Colombian pesos	(49,959)	10%	4,542	10%	(5,551)
	Danish Krone	(11,052)	10%	1,005	10%	(1,228)
	Indian Rupees	(21,514)	10%	1,956	10%	(2,390)
	European Union euros	6,705	10%	(610)	10%	745
	Mexican pesos	(4,403)	10%	400	10%	(489)
	Pound sterling	(4,662)	10%	424	10%	(518)
	Uruguayan pesos	(10,131)	10%	921	10%	(1,126)
	TOTAL	(104,652)		8,594		(11,628)

As explained in note 29.10, the subsidiaries in Argentina, Colombia, United States, Mexico, Chile and Uruguay entered into foreign exchange forward and future contracts in order to mitigate the risk of fluctuations in the foreign exchange rate and reduce the impact in the financial statements.

The effect in equity of the U.S. dollar fluctuation against the relevant foreign currency as of December 31, 2023, is not material.
Depreciation of the Argentine Peso

During 2023, the Argentine peso experienced a 355.7% devaluation from 177.06 Argentine peso per U.S dollar to 806.95 Argentine peso per U.S dollar.

During 2022, the Argentine peso experienced a 72.5% devaluation from 102.62 Argentine peso per U.S dollar to 177.06 Argentine peso per U.S dollar.

29.4 - Interest rate risk management

The Company's exposure to market risk for changes in interest rates relates primarily to its cash and bank balances and its credit facilities. The Company's credit line in the U.S. bear interest at a fixed rate between 1.25% or 1.88% depending on the amount borrowed. During the beginning of 2021 the Company chose to discontinue the hedge accounting of the remaining interest rate swap acquired during 2020, since the hedged future cash flows were no longer expected to occur. As of December 31, 2022 and 2021, the Company has recognized a loss of 255 and a gain of 132 included in the line item "Other comprehensive income", respectively. As of December 31, 2023, 2022 and 2021 the Company has recognized a net gain of 356, 3,701 and 837, respectively, through results of profit and loss.

Interest rate swap assets and liabilities are presented in the line item "Other financial assets" and "Other financial liabilities" within the statements of financial position, respectively.

Interest rate swap contracts outstanding as of December 31, 2023 and 2022:

		Floating rate	Fixed rate	Fair value
Maturity Date	Notional	receivable	payable	assets / (liabilities)
Instruments for which hedge accounting has been discontinued
Current
March 11, 2024	15,000	SOFR	0.647%	181
March 12, 2024	20,000	SOFR	0.566%	245
April 30, 2024	25,000	SOFR	0.355%	426
Fair value as of December 31, 2023				852

Instruments for which hedge accounting has been discontinued
March 31, 2023	15,000	1month LIBOR	0.511%	155
March 11, 2024	15,000	1month LIBOR	0.647%	771
March 12, 2024	20,000	1month LIBOR	0.566%	1,045
April 30, 2024	25,000	1month LIBOR	0.355%	1,445
Fair value as of December 31, 2022				3,416

29.5 – Liquidity risk management

The Company's primary sources of liquidity are cash flows from operating activities and borrowings under credit facilities. See note 21.

Management monitors rolling forecasts of the Company's liquidity position on the basis of expected cash flow.

The table below analyzes financial liabilities into relevant maturity groups based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Expected Maturity Date
	2024	2025	2026	Thereafter	Total
Trade payables	124,545	1,585	686	710	127,526
Borrowings	157,654	738	715	—	159,107
Lease liabilities	48,389	35,102	24,037	66,392	173,920
Other financial liabilities(*)	80,170	90,383	42,051	30,411	243,015
TOTAL	410,758	127,808	67,489	97,513	703,568

(*) The amounts disclosed in the line of other financial liabilities do not include foreign exchange forward contracts, equity forward contracts and 57,849 related to business combinations payments through subscription agreements.

29.6 - Concentration of credit risk

The Company derives revenues from clients in the U.S. (approximately 58%) and clients related from diverse industries. For the years ended December 31, 2023, 2022 and 2021, the Company's top five clients accounted for 22.9%, 25.6% and 26.7% of its revenues, respectively. One single customer accounted for 8.7%, 10.7% and 10.9% of revenues for the years ended December 31, 2023, 2022 and 2021. Credit risk from trade receivables is considered to be low because the Company minimize the risk by setting credit limits for its customers, which are mainly large and renowned companies. Cash and cash equivalents and derivative financial instruments are considered to have low credit risk because these assets are held with widely renowned financial institutions (see note 13) .

29.7 - Fair value of financial instruments that are not measured at fair value

Except as detailed in the following table, the carrying amounts of financial assets and liabilities included in the consolidated statement of financial position as of December 31, 2023 and 2022, are a reasonable approximation of fair value due to the short time of realization.

	As of December 31, 2023		As of December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Non-current assets
Other receivables
Guarantee deposits	7,558	6,447	5,942	5,686
Other assets	4,088	3,486	10,657	9,780
Non-current liabilities
Trade payables	2,981	2,779	5,445	5,053
Borrowings	2,191	1,907	861	645

29.8 - Fair value measurements recognized in the consolidated statement of financial position

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into a three-level fair value hierarchy as mandated by IFRS 13, as follows:

Level 1 fair value measurements are those derived from quoted market prices (unadjusted) in active markets for identical assets or liabilities.

Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1, that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices).

Level 3 fair value measurements are those derived from unobservable inputs for the assets or liabilities.

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	13,570	—	13,570
Commercial Papers	2,500	—	—	2,500
Foreign exchange forward contracts	—	10,408	—	10,408
Convertibles notes	—	—	9,110	9,110
Equity instrument	—	—	29,354	29,354
Interest rate SWAP	—	852	—	852
Equity forward contract	—	558	—	558

Financial liabilities
Contingent consideration	—	—	95,216	95,216
Foreign exchange forward contracts	—	311	—	311
Equity forward contract	—	1,167	—	1,167

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Financial assets
Mutual funds (1)	—	47,009	—	47,009
Bills issued by the Treasury Department of the U.S. ("T-Bills")	1,399	—	—	1,399
Foreign exchange forward contracts	—	3,509	—	3,509
Convertibles notes	—	—	6,684	6,684
Equity instrument	—	—	27,892	27,892
Interest rate SWAP	—	3,416	—	3,416

Financial liabilities
Contingent consideration	—	—	54,667	54,667
Foreign exchange forward contracts	—	3,575	—	3,575
Equity forward contract	—	3,886	—	3,886
(1) Mutual funds are measured at fair value through profit or loss, based on the changes of the fund's net asset value.

There were no transfers of financial assets and liabilities between Level 1, Level 2 and Level 3 during the period.

The Company has applied the market approach technique in order to estimate the price at which an orderly transaction to sell the asset or to transfer the liability would take place between market participants at the measurement date under current market conditions. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable (i.e., similar) assets, liabilities or a group of assets and liabilities.

When the inputs required by the market approach are not available, the Company applies the income approach technique. The income approach technique estimates the fair value of an asset or a liability by converting future amounts (e.g. cash flows or income and expenses) to a single current (i.e. discounted) amount. When the income approach is used, the fair value measurement reflects current market expectations about those future amounts.
29.9 Level 3

29.9.1 Contingent consideration

As described in note 26.1, certain acquisitions included contingent consideration agreements which are payable on a deferred basis and which will be subject to the occurrence of certain events relating to the acquired company's financial performance like revenue, gross margin and operating margin.

The actual amounts to be paid under the contingent consideration arrangements may be increased proportionally to the target's achievements and are not subject to any maximum amount.

The fair values of the contingent consideration arrangements are estimated by using a probabilistic framework such as Montecarlo simulation where each iteration was discounted to present value using a discount rate. In other cases the contingent consideration was estimated by discounting to present value using a risk-adjusted discount rate.

The Company also performed an estimation of the potential minimum amount of all future payments that could be required to be made under the agreements.

As of December 31, 2023 the nominal value, minimum amount and fair value amounted to 107,920, 64,083, and 95,216, respectively.

As of December 31, 2022 the nominal value, minimum amount and fair value amounted to 69,005, 61,683, and 54,667, respectively.

During 2023 the Company paid the aggregate consideration of 24,086 related to the target achievements during the year 2022.

As of December 31, 2023, 2022, and 2021 the results from remeasurement of the contingent considerations resulted in a net gain of 4,227, 967, and a net loss of 4,322, respectively. During 2023 it mainly includes a loss of 5,555 related to eWave and Genexus acquisition, and a gain of 9,665 related to Experience IT, Walmeric and KTBO acquisition.

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

Description	Fair Value at December 31, 2023	Unobservable inputs	Range of inputs	Relationship of unobservable inputs to Fair Value
Contingent consideration	95,216	Risk adjusted discount rate	Between 3.70% and 13.3%	An increase in the discount rates by 1% would increase the fair value by $3,298 and a decrease in the discount rates by 1% would increase the fair value by $3,689

Contingent consideration	95,216	Expected revenues	Between 9,559 and 51,671	An increase in the expected revenues by 10% would increase the fair value by $13,134 and a decrease in the expected revenues by 10% would decrease the fair value by $8,754

Contingent consideration	95,216	Expected operating margin	Between 27.90% and 63.00%	An increase in the expected operating margin by 10% would increase the fair value by $2,825 and a increase in the expected operating margin by 10% would decrease the fair value by $1,879
29.9.2 Convertible notes

As described in note 3.12.8, the Company entered into several convertible notes that include the right to convert the outstanding amount into equity shares of the invested companies. The fair value of such convertible notes was estimated using unobservable inputs. The amounts of gains and losses for the period related to changes in the fair value of the convertible notes were not material.

29.9.3. Reconciliation of recurring fair value measurements categorized within Level 3

The following table shows the reconciliation of recurring fair value measurements categorized within Level 3 of the fair value hierarchy:

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2021	3,875	22,088	58,180
Fair value remeasurement (1)	—	285	(967)
Acquisition of business (1)	—	—	32,992
Acquisition of investment (3)	2,667	5,519	—
Payments (2)	—	—	(28,717)
Interests (1)	146	—	1,484
Reclassifications (1)	—	—	(5,060)
Foreign exchange difference (1)	(4)	—	(1,528)
Translation (1)	—	—	(890)
Others (1)	—	—	(827)
December 31, 2022	6,684	27,892	54,667

	Financial Assets		Financial liabilities
	Convertible notes	Equity instrument	Contingent consideration
December 31, 2022	6,684	27,892	54,667
Fair value remeasurement (1)	—	(286)	(4,227)
Acquisition of business (1)	—	—	59,062
Acquisition of investment (3)	2,367	1,748	—
Payments (2)	—	—	(24,086)
Interests (1)	59	—	3,641
Reclassifications (1)	—	—	5,736
Foreign exchange difference (1)	—	—	1,153
Translation (1)	—	—	823
Others (1)	—	—	(1,553)
December 31, 2023	9,110	29,354	95,216

(1) Non-cash transactions.
(2) Cash transactions included in investing activities, except for remeasurement of contingent considerations which are in operating activities, in the Consolidated Statement of Cash Flows.
(3) As of December 31, 2023 and 2022 the amount of 1,748 and 5,148, respectively were Cash transactions included in investing activities in the consolidated statement of cash flows.
29.10 Foreign exchange futures and forward contracts

During 2023 and 2022, certain subsidiaries from Argentina, Uruguay, Chile, Colombia and Mexico acquired foreign exchange forward contracts with certain banks in U.S. dollars, with the purpose of hedging the possible decrease of assets' value held in the local currencies from each country, due to the risk of exposure to fluctuations in those foreign currencies and a subsidiary in the United States of America has also acquired foreign exchange forward contracts with certain banks, with the purpose of hedging the exposure in currencies different than U.S dollar. Those contracts were recognized, according to IFRS 9, as financial assets at fair value through profit or loss. For the years ended December 31, 2023 and 2022, the Company recognized a net gain of 13,045 and a net loss of 13,727, respectively. As of December 31, 2023 and 2022, the foreign exchange forward contracts that were recognized as financial assets and liabilities at fair value through profit or loss were as follows:

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2024	Australian Dollar	1.54	1.46	789
January 31, 2024	Danish Krone	6.82	6.71	172
January 31, 2024	Pound Sterling	0.82	0.78	63
January 31, 2024	Pound Sterling	0.79	0.78	14
January 31, 2024	Uruguayan Peso	39.46	39.21	29
January 31, 2024	Indian Rupee	83.51	83.31	19
January 31, 2024	Indian Rupee	83.44	83.25	17
January 31, 2024	Euro	0.91	0.90	8
January 31, 2024	Colombian Peso	4,006.50	3,846.04	336
January 31, 2024	Colombian Peso	4,005.08	3,846.03	333
January 31, 2024	Colombian Peso	4,004.07	3,846.02	331
February 29, 2024	Colombian Peso	3,898.50	3,868.41	62
February 29, 2024	Colombian Peso	3,907.00	3,866.64	83
February 29, 2024	Colombian Peso	3,901.80	3,865.84	74
Fair value as of December 31, 2023				2,330

January 31, 2023	Argentinian Peso	191.95	192.57	17
January 31, 2023	Mexican Peso	19.87	19.59	71
January 31, 2023	Colombian Peso	4,847.49	4,834.53	21
January 31, 2023	Colombian Peso	4,858.43	4,834.53	38
January 31, 2023	Colombian Peso	4,856.25	4,834.53	35
February 28, 2023	Indian Rupee	83.05	82.98	7
February 28, 2023	Pound Sterling	1.21	1.21	33
February 28, 2023	Chilean Peso	856.55	861.90	76
April 28, 2023	Danish Krone	6.93	6.89	58
April 28, 2023	Australian Dollar	0.67	0.68	196
Fair value as of December 31, 2022				552

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2024	Chilean Peso	876.95	875.93	(10)
February 29, 2024	Chilean Peso	890.85	877.33	(120)
February 29, 2024	Uruguayan Peso	39.36	39.37	(1)
February 29, 2024	Australian Dollar	1.46	1.46	(89)
April 3, 2024	Danish Krone	6.67	6.72	(88)
Fair value as of December 31, 2023				(308)

January 31, 2023	Chilean Peso	920.50	858.02	(557)
January 31, 2023	Chilean Peso	919.60	858.02	(550)
January 31, 2023	Chilean Peso	920.20	858.02	(555)
January 31, 2023	Colombian Peso	4,774.65	4,831.78	(111)
January 31, 2023	Indian Rupee	81.92	82.85	(111)
February 28, 2023	Colombian Peso	4,810.50	4,860.91	(97)
February 28, 2023	Mexican Peso	19.63	19.69	(23)
Fair value as of December 31, 2022				(2,004)

The most frequently applied valuation techniques include forward pricing models. The models incorporate various inputs including: foreign exchange spot, interest rates curves of the respective currencies and the term of the contract.

29.11 Hedge accounting

During the year ended December 31, 2023, the Argentine subsidiary, Sistemas Globales S.A. acquired foreign exchange futures contracts through SBS Sociedad de Bolsa S.A. (SBS) in U.S. dollars, with the purpose of hedging the possible decrease of revenues' expected in Argentine Pesos. The Company designated those futures as hedging instruments in respect of foreign currency risk in cash flow hedges.

These futures contracts have daily settlements, in which the futures value changes daily. Sistemas Globales S.A. recognize daily variations in SBS primary accounts, and the gains or losses generated by each daily position through other comprehensive income. Thus, at the closing of each day, according to the future price of the exchange rate U.S. Dollar – Argentine peso, the companies perceive a gain or loss for the difference. As of December 31, 2023, the accrued valuation of the last day of the month will be settled with the bank in the first day of the next month, so the value recognize in the financial statements is the amount pending to settle with the bank for the last day valuation. As of December 31, 2023 the Company maintained one foreign exchange futures contracts with a maturity date of December 29, 2023 and 1 recognized as Other financial liabilities in the balance sheet.

As of December 31, 2023, the Company has recognized a net loss 38 included in Revenues.
Pursuant to these contracts, Sistemas Globales S.A. is required to maintain collaterals in an amount equal to a percentage of the notional amounts purchased until settlement of the contracts. Sistemas Globales maintained collaterals in Mutual funds in SBS primary account. This ensures minimal funding, in case SBS has to transfer funds to "Mercado a Término de Rosario S.A" (ROFEX) if losses are generated by daily settlements. This amount must also remain restricted during the term of the contracts. As of December 31, 2023, collaterals regarding the transactions are restricted assets for an amount of 218 in Mutual funds included as investments. As of December 31, 2022, the Company did not maintain any futures contracts.

During 2022, certain subsidiaries from Chile, Colombia, India, Brazil, Peru and the United States of America entered into foreign exchange forward and future contracts to manage the foreign currency risk associated with the salaries payable in the local currency of each country. During 2023 the subsidiaries from Chile, Colombia, India, Brazil, Uruguay, United States of America and Mexico entered into foreign exchange forward contracts to manage the foreign currency risk associated with the salaries payable in the local currency of each country The Company designated those derivatives as hedging instruments in respect of foreign currency risk in cash flow hedges. Hedges of foreign exchange risk on firm commitments are accounted for as cash flow hedges.

The effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges are recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the ‘finance income’ or ‘finance expense’ line items. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item (i.e. Salaries, employee benefits and social security taxes).

As of December 31, 2023, the Company has recognized a net gain of 21,997 and during the years ended December 31, 2022 and 2021, the Company has recognized a net loss of 2,332 and 136, respectively, included in Salaries, employee benefits and social security taxes and a net gain of 6,604, gain of 1,305 and a net loss of 131, respectively, included in other comprehensive income.

During 2020, Globant, LLC entered into four interest rate swap transactions with the purpose of hedging the exposure to variable interest rate related to the Amended and Restated Credit Agreement with certain financial institutions. By the end of that year the Company chose to discontinue three of the four interest rate swap transaction. During the year ended December 31, 2021, the Company chose to discontinue the remaining interest rate swap since the hedged future cash flows were no longer expected to occur. As of December 31, 2022 and 2021, the Company recognized a loss of 255 and a gain of 132, respectively, included in the line item "Other comprehensive income". The Company designated those derivatives as hedging instruments in respect of interest rate risk in cash flow hedges. Hedges of interest rate risk on recognized liabilities are accounted for as cash flow hedges.

Foreign currency forward contract and interest rate swap assets and liabilities are presented in the line ‘Other financial assets’ and ‘Other financial liabilities’ within the statement of financial position.
The following table detail the foreign currency forward contracts outstanding as of December 31, 2023:

Hedging instruments - Outstanding contracts

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 25, 2024	Indian Rupee	83.53	83.29	9
January 25, 2024	Indian Rupee	83.53	83.29	6
January 31, 2024	Uruguayan Peso	40.55	39.22	127
January 31, 2024	Mexican Peso	18.30	17.05	504
January 31, 2024	Colombian Peso	4,314.50	3,849.10	1,129
January 31, 2024	Colombian Peso	4,445.50	3,850.40	1,366
January 31, 2024	Chilean Peso	923.00	876.27	263
January 31, 2024	Brazilian Real	5.18	4.87	187
February 27, 2024	Indian Rupee	83.64	83.39	9
February 27, 2024	Indian Rupee	83.64	83.39	6
February 29, 2024	Uruguayan Peso	40.30	39.61	87
February 29, 2024	Mexican Peso	18.78	17.16	639
February 29, 2024	Colombian Peso	4,415.71	3,875.77	800
February 29, 2024	Chilean Peso	924.70	877.77	264
February 29, 2024	Colombian Peso	4,074.90	3,869.88	263
February 29, 2024	Colombian Peso	4,177.65	3,871.87	479
February 29, 2024	Brazilian Real	5.21	4.89	197
March 26, 2024	Indian Rupee	83.55	83.47	3
March 26, 2024	Indian Rupee	83.54	83.47	2
March 27, 2024	Mexican Peso	18.83	17.24	625
March 27, 2024	Colombian Peso	4,440.00	3,901.25	794
March 27, 2024	Chilean Peso	935.50	879.35	312
April 25, 2024	Indian Rupee	83.70	83.62	3
April 25, 2024	Indian Rupee	83.70	83.62	2
April 25, 2024	Indian Rupee	83.72	83.62	2
Fair value as of December 31, 2023				8,078

January 31, 2023	Brazilian Real	5.36	5.25	55
January 31, 2023	Chilean Peso	995.20	858.02	789
March 31, 2023	Chilean Peso	994.25	866.45	685
April 28, 2023	Colombian Peso	5,161.25	4,919.18	283
April 28, 2023	Colombian Peso	5,160.00	4,918.15	388
February 28, 2023	Chilean Peso	992.20	861.47	708
January 31, 2023	Indian Rupee	83.66	83.15	42
February 23, 2023	Indian Rupee	83.15	82.98	6
February 23, 2023	Indian Rupee	83.01	82.98	1
Fair value as of December 31, 2022				2,957

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 25, 2024	Argentine Peso	560.00	808.48	(1)
January 25, 2024	Indian Rupee	83.21	83.28	(2)
Fair value as of December 31, 2023				(3)

	Currency	Foreign currency	Notional foreign	Fair value assets /
Settlement date	from contracts	rate from contracts	currency rate	(liabilities)
January 31, 2023	Colombian Peso	4,667.50	4,834.53	(486)
January 31, 2023	Indian Rupee	82.54	82.85	(26)
February 23, 2023	Indian Rupee	82.03	82.98	(11)
February 28, 2023	Colombian Peso	4,659.50	4,860.91	(580)
March 30, 2023	Colombian Peso	4,729.00	4,888.69	(452)
April 26, 2023	Indian Rupee	83.04	83.30	(9)
April 26, 2023	Indian Rupee	83.01	83.30	(7)
Fair value as of December 31, 2022				(1,571)
During the year ended December 31, 2022, Globant LLC entered into equity forward contracts to manage the risk associated with the volatility of the Company's market share price use to determine the cash-settled shared based plan. The Company designated those derivatives as hedging instruments in respect of market share price risk in cash flow hedges. Hedges of cash-settled share base payment risk on firm commitments are accounted for as cash flow hedges.
Since the Company separates the forward element and the spot element of the forward contract and designates as the hedging instrument only the change in the value of the spot element of the forward contract, the effective portion of changes in the fair value of derivatives and other qualifying hedging instruments that are designated and qualify as cash flow hedges is recognized in other comprehensive income and accumulated under the heading of cash flow hedging reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge, except for the portion that affects comprehensive income for the granted shares in which the rendering of services over time lapse has already occur to the date of report. The gain or loss relating to the ineffective portion is recognized immediately in profit or loss, and is included in the "other financial results, net" line item. Amounts previously recognized in other comprehensive income and accumulated in equity are reclassified to profit or loss in the periods when the hedged item affects profit or loss, in the same line as the recognized hedged item (i.e., Sharebased compensation expense).
As of December 31, 2023 and 2022, the Company recognized a gain of 575 and a loss of 1,341, respectively, included in the line item "Share-based compensation expense - Cash settle", a gain of 2,362 and a loss of 2,528, respectively, included in the line item "Gains and losses on cash flow hedges", from other comprehensive income and as of December 31, 2023 and 2022 a financial loss of 492 and 17, respectively, included in the line item "Net loss arising from financial assets measured at fair value through OCI".

	Currency	Forward	Fair value assets /
Settlement date	from contracts	Price	(liabilities)
June 3, 2024	US dollars	198.85	188
June 2, 2025	US dollars	208.72	189
June 1, 2026	US dollars	219.34	181
Fair value as of December 31, 2023			558

	Currency	Forward	Fair value assets /
Settlement date	from contracts	Price	(liabilities)
June 3, 2024	US dollars	289.90	(393)
June 2, 2025	US dollars	302.36	(383)
June 1, 2026	US dollars	315.09	(391)
Fair value as of December 31, 2023			(1,167)

	Currency	Forward	Fair value
Settlement date	from contracts	Price	assets / (liabilities)
June 1, 2023	US dollars	278.24	(910)
June 1, 2023	US dollars	188.83	(71)
June 3, 2024	US dollars	289.9	(886)
June 3, 2024	US dollars	198.85	(70)
June 2, 2025	US dollars	302.36	(890)
June 2, 2025	US dollars	208.72	(75)
June 1, 2026	US dollars	315.09	(901)
June 1, 2026	US dollars	219.34	(83)
Fair value as of December 31, 2022			(3,886)